Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Employee compensation and benefits	$ 14,120	$ 12,991
Customer rebates	2,953	3,621
Taxes payable, other than income taxes	2,161	2,114
Accrued royalties and dues	1,843	1,210
Professional fees	2,495	601
Other	1,307	220
Total accrued expenses	$ 24,879	$ 20,757